Combined Prospectus	Nov. 06, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	17,868,760
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	S-1
File Number	333-289972
Initial Effective Date	Sep. 30, 2025
Combined Prospectus Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") covers an undetermined number of additional securities of Turn Therapeutics Inc. (the "Company") that may become issuable to prevent dilution from stock splits, stock dividends or similar transactions. No registration fee is payable in connection with the shares of common stock that were previously registered on the Company's registration statement on Form S-1 (File No. 333-289972) (together with the exhibits thereto, "Prior Registration Statement I"), which was originally filed with the SEC on September 2, 2025 and declared effective by the SEC on September 30, 2025, and was amended by Post-Effective Amendment No. 1 thereto, which was declared effective by the SEC on April 2, 2026, because such shares are being transferred from Prior Registration Statement I to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement I, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act. Represents 17,868,760 shares of common stock, all of which were originally registered for resale on Prior Registration Statement I.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	6,621,190
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	S-1
File Number	333-290800
Initial Effective Date	Oct. 29, 2025
Combined Prospectus Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") covers an undetermined number of additional securities of Turn Therapeutics Inc. (the "Company") that may become issuable to prevent dilution from stock splits, stock dividends or similar transactions. No registration fee is payable in connection with the share of common stock that were previously registered on the Company's registration statement on Form S-1 (File No. 333-290800) (together with the exhibits thereto, "Prior Registration Statement II" and, together with Prior Registration Statement I, the "Prior Registration Statements"), which was originally filed with the SEC on October 9, 2025 and became effective automatically on October 29, 2025 pursuant to Section 8(a) of the Securities Act, and was amended by Post-Effective Amendment No. 1 thereto, which was declared effective by the SEC on April 2, 2026, because such shares are being transferred from Prior Registration Statement II to this Registration Statement pursuant to Rule 429 under the Securities Act. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to Prior Registration Statement II, which post-effective amendment will become effective concurrently with the effectiveness of this Registration Statement in accordance with Section 8(c) of the Securities Act. Represents 6,621,190 shares of common stock, all of which were originally registered for resale on Prior Registration Statement II, consisting of (A) 1,597,959 shares of common stock currently held by GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (together, "GEM"), comprising (1) 579,664 shares issued to GEM on August 13, 2026 upon the cashless exercise in full of a warrant to purchase 1,192,207 shares of common stock issued to GEM on October 8, 2025, (2) 161,905 shares issued to GEM on October 29, 2025 in payment of a commitment fee and (3) 856,390 of the 1,235,200 shares issued to GEM pursuant to the initial draw down notice under the amended and restated share purchase agreement, dated August 29, 2025, between the Company and GEM (as amended by a side letter dated as of September 24, 2025, the "GEM Purchase Agreement"), and (B) 5,023,231 shares of common stock issuable to GEM pursuant to the GEM Purchase Agreement.